GUARANTEES AND INDEMNITIES	12 Months Ended
Dec. 31, 2012
Guarantees and Indemnities [Abstract]
Guarantees and Indemnities [Text Block]
33.	GUARANTEES AND INDEMNITIES

The company has, over time, provided various indemnities with respect to tax, environment, and employment liabilities, as well as general representations and warranties on sales of portions of its business, acquisitions, and commodity contracts. Significant existing indemnities are listed below.

(a)	In connection with the acquisition of the paper recycling plant in Coquitlam, B.C. in December 2003, the company provided indemnities with respect to environmental matters (other than pre-existing environmental conditions) under the lease of the land and buildings for all costs, claims and damages in the event of a release of any hazardous substances on the property by the company or a breach by the company of any of the environmental covenants under the lease or any environmental laws and an indemnity with respect to shares that were issued to the vendors as part of the purchase price. The company does not expect any claims under these indemnities given that the company disclaimed its liabilities under the lease under the CCAA process and that all of the company’s outstanding shares as at September 12, 2012 were cancelled under the CCAA process.

(b)	The company has entered into a building lease agreement whereby it has agreed to continue making the prescribed lease payments directly to the financial institution holding the mortgage on the building in the event the lessor is no longer able to meet its contractual obligations (note 8). The value of the mortgage was $3.0 million on December 31, 2012 and $3.4 million on September 30, 2012 (2011 – $4.8 million). This agreement does not increase the company’s liability beyond the obligation under the building lease.

At December 31, 2012, the company is unable to estimate the potential maximum liabilities for these types of indemnification guarantees as the amounts are contingent upon the outcome of future events, the nature and likelihood of which cannot be reasonably estimated at this time. Accordingly, no provisions have been recorded. These indemnifications have not resulted in a significant expense in the past.